Roundhill Magnificent Seven ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 35.1%	Shares	Value
Auto Manufacturers - 5.8%
Tesla, Inc. (a)	548,692	$203,976,251

Computers - 4.6%
Apple, Inc.	643,750	163,377,312

Internet - 13.6%
Alphabet, Inc. - Class A	399,102	114,765,771
Amazon.com, Inc. (a)	839,023	174,743,320
Meta Platforms, Inc. - Class A	335,051	191,692,729
		481,201,820

Semiconductors - 4.7%
NVIDIA Corp.	960,989	167,596,482

Software - 6.4%
Microsoft Corp.	609,669	225,681,174
TOTAL COMMON STOCKS (Cost $1,430,401,228)		1,241,833,039

EXCHANGE TRADED FUNDS - 8.9%	Shares	Value
Roundhill Ultra Short Duration No Dividend Target ETF (a)(b)	3,183,663	313,622,642
TOTAL EXCHANGE TRADED FUNDS (Cost $315,246,311)		313,622,642

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 52.0%	Par	Value
3.64%, 05/19/2026 (c)(d)	1,850,000,000	1,841,064,500
TOTAL U.S. TREASURY BILLS (Cost $1,841,064,500)		1,841,064,500

MONEY MARKET FUNDS - 5.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (e)	179,486,048	179,486,048
TOTAL MONEY MARKET FUNDS (Cost $179,486,048)		179,486,048

TOTAL INVESTMENTS - 101.1% (Cost $3,766,198,087)		3,576,006,229
Liabilities in Excess of Other Assets - (1.1)%		(39,800,767)
TOTAL NET ASSETS - 100.0%		$3,536,205,462

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown is the annualized yield as of March 31, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of March 31, 2026 was $504,745,152.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Roundhill Magnificent Seven ETF
Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	$205,284,483	$47,660,849
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	186,136,438	36,884,264
Amazon.com, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	125,928,789	(11,383,798)
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	202,840,818	(15,974,219)
Apple, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	164,323,188	13,107,521
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	177,374,085	(3,886,653)
Meta Platforms, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	126,242,201	(30,044,322)
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	189,286,922	(19,371,441)
Microsoft Corp.	Goldman Sachs	Receive	OBFR + 1.00%	Termination	02/16/2027	109,213,476	(36,807,229)
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	169,146,960	(48,204,518)
NVIDIA Corp.	Goldman Sachs	Receive	OBFR + 1.20%	Termination	08/14/2026	156,833,560	3,473,844
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	182,027,384	35,623,973
Tesla, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	146,289,945	(984,852)
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	154,010,821	3,336,933
Net Unrealized Appreciation (Depreciation)						0	(26,569,648)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.64% as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Roundhill Magnificent Seven ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,241,833,039	$–	$–	$1,241,833,039
Exchange Traded Funds	313,622,642	–	–	313,622,642
U.S. Treasury Bills	–	1,841,064,500	–	1,841,064,500
Money Market Funds	179,486,048	–	–	179,486,048
Total Investments	$1,734,941,729	$1,841,064,500	$–	$3,576,006,229

Other Financial Instruments:
Total Return Swaps *	$–	$140,087,384	$–	$140,087,384
Total Other Financial Instruments	$–	$140,087,384	$–	$140,087,384

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(166,657,032)	$–	$(166,657,032)
Total Other Financial Instruments	$–	$(166,657,032)	$–	$(166,657,032)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Roundhill Magnificent Seven ETF - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Ultra Short Duration No Dividend Target ETF	$–	$316,864,000	$(1,617,216)	$(474)	$(1,623,668)	$313,622,642	3,183,663	$–	$–
	$–	$316,864,000	$(1,617,216)	$(474)	$(1,623,668)	$313,622,642	3,183,663	$–	$–